IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS



SCHWAB
YIELDPLUS FUND(TM)

August 31, 2000

Annual Report enclosed



[CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS


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
SCHWAB
YIELDPLUS FUND(TM)
August 31, 2000



Annual Report
[PHOTO]
[CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,


We're pleased to bring you the first report for this fund that uses our new "plain English" format. This format is part of a major initiative to make SchwabFunds(R) materials easier to use.

We've given the report a simpler organization and a new look. Our goal has been to focus on presenting information clearly and explaining what it means to shareholders.

The most significant change is the new section on how to read and understand the report's financial data. We've even found ways to make the financial statements and notes more accessible. We will continue to look actively for ways to improve these reports even further.

We hope you find this report helpful and we welcome your feedback. Thank you for choosing SchwabFunds.


Sincerely,

/s/ Charles Schwab

Charles Schwab




SCHWAB
YIELDPLUS FUND(TM)



ANNUAL REPORT
October 1, 1999 - August 31, 2000

 1     Market Overview

 5     Schwab YieldPlus Fund

       Rising short-term interest rates and strong demand for bonds were key factors during the report period.

18     Financial Notes

22     Proxy Results

-------------------------------------------------------------------------------

23     HOW TO READ THIS REPORT

An illustrated guide to the financials, along with a glossary.

MARKET OVERVIEW
IT'S OFFICIAL: U.S. GROWTH PERIOD IS THE LONGEST IN 50 YEARS.

As of the close of the report period, U.S. economic expansion was in the middle of its tenth year, making this the longest period of continuous expansion in U.S. history. The main forces behind the expansion have been high levels of consumer spending -- fueled by increases in personal income, personal wealth and consumer confidence -- as well as a healthy housing sector and strong investment in capital improvements by businesses.

[PHOTOGRAPH OF CONSTRUCTION WORKER]

The economy's rate of growth remained high: this was the fourth year in a row of 4% or greater growth. Historically, economists and the Federal Reserve Bank (the
Fed) believed that growth above the 3.5% to 4.0% range is likely to trigger high inflation. However, the Fed has recently indicated that it may be comfortable with growth as high as 4.5% as long as productivity growth remains in the vicinity of 3.5%, which it did during the report period.


PRODUCTIVITY EMERGES AS A KEY FACTOR.

In recent years, the Fed demonstrated its commitment to keep the economy under control by raising short-term interest rates (since June 1999, it has raised these rates six times). The Fed has voiced concern that runaway economic growth could push up wages faster than productivity, forcing companies to raise prices and touching off spiraling inflation.


ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of four widely used measures of securities market performance, including U.S. stocks and bonds and international stocks.


                                  [LINE GRAPH]


                 LEHMAN BROTHERS
                  U.S. AGGREGATE      MSCI-EAFE(R)   RUSSELL 2000(R)   S&P 500(R)
                    BOND INDEX          INDEX            INDEX           INDEX
  9/3/99              0.0049            0.0081            0.019         0.0279
 9/10/99              0.007             0.0166            0.0314        0.0237
 9/17/99              0.0105           -0.0026            0.0161        0.0114
 9/24/99              0.0172           -0.0168           -0.0243       -0.0326
 10/1/99              0.0073            0.0029           -0.0087       -0.0273
 10/8/99              0.0078            0.0186            0.0012        0.0126
10/15/99              0.0064            0.0024           -0.0291       -0.0541
10/22/99              0.003             0.01             -0.0195       -0.0131
10/29/99              0.0156            0.0355            0.0042        0.0341
 11/5/99              0.0218            0.0406            0.0366        0.0397
11/12/99              0.0231            0.0564            0.0539        0.0593
11/19/99              0.0189            0.076             0.0807        0.079
11/26/99              0.0167            0.0896            0.0753        0.0749
 12/3/99              0.0171            0.0899            0.0888        0.088
12/10/99              0.0235            0.1045            0.094         0.0765
12/17/99              0.0126            0.1057            0.0934        0.0795
12/24/99              0.0095            0.1462            0.1315        0.1078
12/31/99              0.0105            0.1654            0.1845        0.1172
  1/7/00              0.0099            0.1123            0.1463        0.0961
 1/14/00              0.0052            0.1397            0.1917        0.1141
 1/21/00              0.0036            0.1142            0.2535        0.096
 1/28/00              0.0103            0.1091            0.1851        0.0343
  2/4/00              0.0116            0.1322            0.2344        0.0839
 2/11/00              0.0087            0.1386            0.262         0.0555
 2/18/00              0.0142            0.1216            0.2823        0.0242
 2/25/00              0.0207            0.1303            0.3084        0.0145
  3/3/00              0.0226            0.1542            0.4062        0.0735
 3/10/00              0.0205            0.1539            0.4196        0.0627
 3/17/00              0.0276            0.1402            0.3515        0.1155
 3/24/00              0.0264            0.1625            0.3505        0.1635
 3/31/00              0.0327            0.1608            0.2685        0.1426
  4/7/00              0.041             0.1491            0.2779        0.1562
 4/14/00              0.0402            0.1089            0.0685        0.0343
 4/21/00              0.0393            0.0998            0.1344        0.0938
 4/28/00              0.0296            0.0987            0.1921        0.1082
  5/5/00              0.0152            0.0942            0.208         0.0931
 5/12/00              0.0139            0.0829            0.1569        0.0843
 5/19/00              0.0159            0.0441            0.1305        0.0735
 5/26/00              0.027             0.0498            0.0783        0.0514
  6/2/00              0.039             0.1194            0.2095        0.1288
  6/9/00              0.0422            0.1177            0.2338        0.1134
 6/16/00              0.0511            0.1134            0.2126        0.1191
 6/23/00              0.0413            0.1031            0.2052        0.1016
 6/30/00              0.0506            0.1116            0.2206        0.1124
  7/7/00              0.0553            0.1218            0.2458        0.1309
 7/14/00              0.0539            0.1171            0.2802        0.1547
 7/21/00              0.0598            0.092             0.2332        0.1319
 7/28/00              0.0596            0.0565            0.1568        0.0859
  8/4/00              0.0677            0.052             0.1889        0.1196
 8/11/00              0.0696            0.0674            0.2052        0.1265
 8/18/00              0.0709            0.0759            0.2179        0.1417
 8/25/00              0.075             0.0836            0.2411        0.153
 8/31/00              0.0756            0.0955            0.2715        0.1632


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Source:
Charles Schwab & Co., Inc. (Schwab).

MARKET OVERVIEW Continued

--------------------------------------------------------------------------------
Job growth continues to outstrip population growth. Today, a higher percentage of the population has a job than at any time since WWII.
--------------------------------------------------------------------------------
Source: Bureau of Labor Statistics.

However, when productivity grows along with wages, companies can pay higher wages without raising prices because they can achieve greater output for every dollar they spend in labor costs. Spurred mainly by technological advances, productivity grew at 3.0% in 1999 and an annualized 3.8% during the first half of 2000 (these figures include all economic sectors except farming).


UNEMPLOYMENT HITS NEW LOWS, YET INFLATION REMAINS AT BAY.

After trending downward for years, unemployment fell below the 4% mark (a level once considered impossible without high inflation) in April of 2000, reaching a three-decade low. By the end of the report period unemployment had edged above 4%, but most of this increase can be attributed to the layoff of 122,000 part-time census workers and the fact that 87,000 telephone workers were on strike at the time the figures were calculated.

Source: Schwab Washington Research Group.

Overall, labor markets have continued to be extremely tight, and there has been evidence in some regions of labor shortages driving up wages. In spite of this, increases in prices and wages during the report period were comparatively modest, thanks in part to strong productivity growth.


FIVE FACTORS AND THEIR EFFECTS ON THE FUND.
--------------------------------------------------------------------------------

The following charts show recent figures for five common measures of the state of the U.S. economy and the stock market.

While the relationship of each of these factors to the performance of the fund is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for more than nine years. Real GDP grew 5.0% in 1999 and at an annualized rate of 5.2% in the first half of 2000.


                                  [BAR GRAPH]

Q1 1990                            0.05
Q2 1990                            0.01
Q3 1990                           -0.006
Q4 1990                           -0.03
Q1 1991                           -0.017
Q2 1991                            0.026
Q3 1991                            0.013
Q4 1991                            0.025
Q1 1992                            0.038
Q2 1992                            0.038
Q3 1992                            0.031
Q4 1992                            0.054
Q1 1993                           -0.001
Q2 1993                            0.025
Q3 1993                            0.018
Q4 1993                            0.062
Q1 1994                            0.034
Q2 1994                            0.057
Q3 1994                            0.022
Q4 1994                            0.05
Q1 1995                            0.015
Q2 1995                            0.008
Q3 1995                            0.031
Q4 1995                            0.032
Q1 1996                            0.029
Q2 1996                            0.068
Q3 1996                            0.02
Q4 1996                            0.046
Q1 1997                            0.044
Q2 1997                            0.059
Q3 1997                            0.042
Q4 1997                            0.028
Q1 1998                            0.065
Q2 1998                            0.029
Q3 1998                            0.034
Q4 1998                            0.056
Q1 1999                            0.035
Q2 1999                            0.025
Q3 1999                            0.057
Q4 1999                            0.083
Q1 2000                            0.048
Q2 2000                            0.052
Q3 2000                            0.08
Q4 2000                            0.08


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Source: Bloomberg L.P.

--------------------------------------------------------------------------------
The U.S. Treasury's plan to buy back $30 billion of its long-term bonds substantially pushed up prices for all long-term debt securities.
--------------------------------------------------------------------------------


STOCKS STUMBLE, RECOVER; MOST BONDS POST HEALTHY RETURNS.

The spring of 2000 brought bad news to equity investors, particularly those with holdings in tech and small cap stocks. In March and April, the price/earnings ratio (P/E) for the NASDAQ 100 Index fell by one-third in just 14 trading days.

Even so, stocks as a whole remained highly valued by traditional measures -- the P/E of the NASDAQ 100 never went below 99 -- and stocks of all sizes, both in the U.S. and overseas, posted respectable gains for the report period.

Sources: Bloomberg L.P., Schwab.

While short-term interest rates rose during the report period, intermediate- and long-term rates actually fell. This gave a boost to bond prices and to the returns of most bond investments over the period: the Lehman Brothers U.S. Aggregate Bond Index was up over 7% for the report period.

A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This resulted in an inverted yield curve (chart, page 4), a situation in which short-term bonds actually pay higher yields than long-term bonds.


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April. Although it ended the period slightly higher at 4.1%, it is still very low by historical standards.


                                  [LINE GRAPH]


Jan-90                                0.054
Feb-90                                0.053
Mar-90                                0.052
Apr-90                                0.054
May-90                                0.054
Jun-90                                0.052
Jul-90                                0.055
Aug-90                                0.057
Sep-90                                0.059
Oct-90                                0.059
Nov-90                                0.062
Dec-90                                0.063
Jan-91                                0.064
Feb-91                                0.066
Mar-91                                0.068
Apr-91                                0.067
May-91                                0.069
Jun-91                                0.069
Jul-91                                0.068
Aug-91                                0.069
Sep-91                                0.069
Oct-91                                0.07
Nov-91                                0.07
Dec-91                                0.073
Jan-92                                0.073
Feb-92                                0.074
Mar-92                                0.074
Apr-92                                0.074
May-92                                0.076
Jun-92                                0.078
Jul-92                                0.077
Aug-92                                0.076
Sep-92                                0.076
Oct-92                                0.073
Nov-92                                0.074
Dec-92                                0.074
Jan-93                                0.073
Feb-93                                0.071
Mar-93                                0.07
Apr-93                                0.071
May-93                                0.071
Jun-93                                0.07
Jul-93                                0.069
Aug-93                                0.068
Sep-93                                0.067
Oct-93                                0.068
Nov-93                                0.066
Dec-93                                0.065
Jan-94                                0.068
Feb-94                                0.066
Mar-94                                0.065
Apr-94                                0.064
May-94                                0.061
Jun-94                                0.061
Jul-94                                0.063
Aug-94                                0.06
Sep-94                                0.058
Oct-94                                0.058
Nov-94                                0.056
Dec-94                                0.055
Jan-95                                0.056
Feb-95                                0.054
Mar-95                                0.053
Apr-95                                0.058
May-95                                0.058
Jun-95                                0.056
Jul-95                                0.056
Aug-95                                0.057
Sep-95                                0.056
Oct-95                                0.055
Nov-95                                0.057
Dec-95                                0.056
Jan-96                                0.056
Feb-96                                0.055
Mar-96                                0.056
Apr-96                                0.055
May-96                                0.056
Jun-96                                0.053
Jul-96                                0.055
Aug-96                                0.051
Sep-96                                0.052
Oct-96                                0.052
Nov-96                                0.053
Dec-96                                0.054
Jan-97                                0.053
Feb-97                                0.053
Mar-97                                0.051
Apr-97                                0.05
May-97                                0.047
Jun-97                                0.05
Jul-97                                0.047
Aug-97                                0.049
Sep-97                                0.047
Oct-97                                0.047
Nov-97                                0.046
Dec-97                                0.047
Jan-98                                0.045
Feb-98                                0.046
Mar-98                                0.046
Apr-98                                0.043
May-98                                0.043
Jun-98                                0.045
Jul-98                                0.045
Aug-98                                0.045
Sep-98                                0.045
Oct-98                                0.045
Nov-98                                0.044
Dec-98                                0.043
Jan-99                                0.043
Feb-99                                0.044
Mar-99                                0.042
Apr-99                                0.043
May-99                                0.042
Jun-99                                0.043
Jul-99                                0.043
Aug-99                                0.042
Sep-99                                0.042
Oct-99                                0.041
Nov-99                                0.041
Dec-99                                0.041
Jan-00                                0.04
Feb-00                                0.041
Mar-00                                0.041
Apr-00                                0.039
May-00                                0.041
Jun-00                                0.04

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Source: Bloomberg L.P.


MEASURES OF INFLATION
Monthly CPI and quarterly employment cost index (annualized)

CPI was up 3.4% for the 12 months ended August 31, 2000 (2.5% if food and energy are excluded). ECI rose 4.3% for the 12 months ended June 30, 2000.


                                  [LINE GRAPH]


                        Consumer Price Index            Employment Cost Index
                       12-Month Change (Monthly)     12-Month Change (Quarterly)
Jan-90                           0.052                             0.055
Feb-90                           0.053                             0.055
Mar-90                           0.052                             0.055
Apr-90                           0.047                             0.054
May-90                           0.044                             0.054
Jun-90                           0.047                             0.054
Jul-90                           0.048                             0.052
Aug-90                           0.056                             0.052
Sep-90                           0.062                             0.052
Oct-90                           0.063                             0.049
Nov-90                           0.063                             0.049
Dec-90                           0.061                             0.049
Jan-91                           0.057                             0.046
Feb-91                           0.053                             0.046
Mar-91                           0.049                             0.046
Apr-91                           0.049                             0.046
May-91                           0.05                              0.046
Jun-91                           0.047                             0.046
Jul-91                           0.044                             0.043
Aug-91                           0.038                             0.043
Sep-91                           0.034                             0.043
Oct-91                           0.029                             0.043
Nov-91                           0.03                              0.043
Dec-91                           0.031                             0.043
Jan-92                           0.026                             0.04
Feb-92                           0.028                             0.04
Mar-92                           0.032                             0.04
Apr-92                           0.032                             0.036
May-92                           0.03                              0.036
Jun-92                           0.031                             0.036
Jul-92                           0.032                             0.035
Aug-92                           0.031                             0.035
Sep-92                           0.03                              0.035
Oct-92                           0.032                             0.035
Nov-92                           0.03                              0.035
Dec-92                           0.029                             0.035
Jan-93                           0.033                             0.035
Feb-93                           0.032                             0.035
Mar-93                           0.031                             0.035
Apr-93                           0.032                             0.036
May-93                           0.032                             0.036
Jun-93                           0.03                              0.036
Jul-93                           0.028                             0.036
Aug-93                           0.028                             0.036
Sep-93                           0.027                             0.036
Oct-93                           0.028                             0.035
Nov-93                           0.027                             0.035
Dec-93                           0.027                             0.035
Jan-94                           0.025                             0.032
Feb-94                           0.025                             0.032
Mar-94                           0.025                             0.032
Apr-94                           0.024                             0.032
May-94                           0.023                             0.032
Jun-94                           0.025                             0.032
Jul-94                           0.028                             0.032
Aug-94                           0.029                             0.032
Sep-94                           0.03                              0.032
Oct-94                           0.026                             0.03
Nov-94                           0.027                             0.03
Dec-94                           0.027                             0.03
Jan-95                           0.028                             0.029
Feb-95                           0.029                             0.029
Mar-95                           0.029                             0.029
Apr-95                           0.031                             0.029
May-95                           0.032                             0.029
Jun-95                           0.03                              0.029
Jul-95                           0.028                             0.027
Aug-95                           0.026                             0.027
Sep-95                           0.025                             0.027
Oct-95                           0.028                             0.027
Nov-95                           0.026                             0.027
Dec-95                           0.025                             0.027
Jan-96                           0.027                             0.028
Feb-96                           0.027                             0.028
Mar-96                           0.028                             0.028
Apr-96                           0.029                             0.029
May-96                           0.029                             0.029
Jun-96                           0.028                             0.029
Jul-96                           0.03                              0.028
Aug-96                           0.029                             0.028
Sep-96                           0.03                              0.028
Oct-96                           0.03                              0.029
Nov-96                           0.033                             0.029
Dec-96                           0.033                             0.029
Jan-97                           0.03                              0.029
Feb-97                           0.03                              0.029
Mar-97                           0.028                             0.029
Apr-97                           0.025                             0.028
May-97                           0.022                             0.028
Jun-97                           0.023                             0.028
Jul-97                           0.022                             0.03
Aug-97                           0.022                             0.03
Sep-97                           0.022                             0.03
Oct-97                           0.021                             0.033
Nov-97                           0.018                             0.033
Dec-97                           0.017                             0.033
Jan-98                           0.016                             0.033
Feb-98                           0.014                             0.033
Mar-98                           0.014                             0.033
Apr-98                           0.014                             0.035
May-98                           0.017                             0.035
Jun-98                           0.017                             0.035
Jul-98                           0.017                             0.037
Aug-98                           0.016                             0.037
Sep-98                           0.015                             0.037
Oct-98                           0.015                             0.034
Nov-98                           0.015                             0.034
Dec-98                           0.016                             0.034
Jan-99                           0.017                             0.03
Feb-99                           0.016                             0.03
Mar-99                           0.017                             0.03
Apr-99                           0.023                             0.032
May-99                           0.021                             0.032
Jun-99                           0.02                              0.032
Jul-99                           0.021                             0.031
Aug-99                           0.023                             0.031
Sep-99                           0.026                             0.031
Oct-99                           0.026                             0.034
Nov-99                           0.026                             0.034
Dec-99                           0.027                             0.034
Jan-00                           0.027                             0.043
Feb-00                           0.032                             0.043
Mar-00                           0.037                             0.043
Apr-00                           0.03                              0.044
May-00                           0.031                             0.044
Jun-00                           0.037                             0.044
Jul-00                           0.035
Aug-00                           0.034






The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Source: Bloomberg L.P.

MARKET OVERVIEW Continued


--------------------------------------------------------------------------------
Most economists expect that gross domestic product will grow at the rate of about 2.5% to 3% in the second half of 2000.
--------------------------------------------------------------------------------
Source: Schwab.


LOOKING AHEAD: GROWTH MAY CONTINUE, BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed. The consensus among economists is that the U.S. economy appears poised for continued growth, albeit at lower rates than those of the past few years.

The question is whether the slowdown is only a temporary condition prompted by a build-up of manufacturing inventories or is in fact the "soft landing" sought by the Fed. Through its aggressive tightening of short-term interest rates over the last 12 months, the Fed has sought to usher in a comparatively stable period characterized by slower growth. Factors to watch may include consumer spending and employer competition for workers. If the slowdown is in fact the desired "soft landing," we would expect to see a slackening in one or both of these factors.


YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and 10-year Treasuries

With its buyback program, the Treasury suddenly emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.


                                  [LINE GRAPH]

                      5-Year Treasury Bond Yield   10-Year Treasury Bond Yield
 8/31/90                         0.0844                       0.0885
 9/30/90                         0.0846                       0.088
10/31/90                         0.0822                       0.0862
11/30/90                         0.0799                       0.0825
12/31/90                         0.0768                       0.0807
 1/31/91                         0.0761                       0.0801
 2/28/91                         0.077                        0.0803
 3/31/91                         0.0775                       0.0806
 4/30/91                         0.0761                       0.0801
 5/31/91                         0.0771                       0.0806
 6/28/91                         0.0788                       0.0823
 7/31/91                         0.0774                       0.0815
 8/30/91                         0.0734                       0.0782
 9/30/91                         0.0691                       0.0745
10/31/91                         0.0674                       0.0746
11/29/91                         0.0648                       0.0738
12/31/91                         0.0593                       0.067
 1/31/92                         0.0643                       0.0727
 2/28/92                         0.0656                       0.0725
 3/31/92                         0.0692                       0.0753
 4/30/92                         0.0688                       0.0758
 5/29/92                         0.066                        0.0732
 6/30/92                         0.0627                       0.0712
 7/31/92                         0.0582                       0.0671
 8/31/92                         0.0558                       0.066
 9/30/92                         0.0532                       0.0635
10/30/92                         0.0589                       0.0679
11/30/92                         0.0622                       0.0694
12/31/92                         0.0599                       0.0669
 1/29/93                         0.0555                       0.0636
 2/26/93                         0.0521                       0.0602
 3/31/93                         0.0524                       0.0602
 4/30/93                         0.0511                       0.0601
 5/31/93                         0.0537                       0.0615
 6/30/93                         0.0505                       0.0578
 7/30/93                         0.0515                       0.0581
 8/31/93                         0.0479                       0.0545
 9/30/93                         0.0477                       0.0538
10/29/93                         0.0485                       0.0543
11/30/93                         0.0516                       0.0582
12/31/93                         0.0521                       0.0579
 1/31/94                         0.0502                       0.0564
 2/28/94                         0.0557                       0.0613
 3/31/94                         0.0623                       0.0674
 4/29/94                         0.0664                       0.0704
 5/31/94                         0.0676                       0.0715
 6/30/94                         0.0695                       0.0732
 7/29/94                         0.0673                       0.0711
 8/31/94                         0.068                        0.0717
 9/30/94                         0.0728                       0.076
10/31/94                         0.0749                       0.0781
11/30/94                         0.0779                       0.0791
12/30/94                         0.0783                       0.0782
 1/31/95                         0.0751                       0.0758
 2/28/95                         0.0704                       0.072
 3/31/95                         0.0707                       0.072
 4/28/95                         0.0688                       0.0706
 5/31/95                         0.0605                       0.0628
 6/30/95                         0.0597                       0.062
 7/31/95                         0.0616                       0.0643
 8/31/95                         0.0607                       0.0628
 9/29/95                         0.0602                       0.0618
10/31/95                         0.0581                       0.0602
11/30/95                         0.0552                       0.0574
12/29/95                         0.0538                       0.0557
 1/31/96                         0.0524                       0.0558
 2/29/96                         0.0573                       0.061
 3/29/96                         0.0609                       0.0633
 4/30/96                         0.0641                       0.0667
 5/31/96                         0.0663                       0.0685
 6/28/96                         0.0646                       0.0671
 7/31/96                         0.0657                       0.0679
 8/30/96                         0.0673                       0.0694
 9/30/96                         0.0646                       0.067
10/31/96                         0.0607                       0.0634
11/29/96                         0.0583                       0.0604
12/31/96                         0.0621                       0.0642
 1/31/97                         0.0625                       0.0649
 2/28/97                         0.0639                       0.0655
 3/31/97                         0.0675                       0.069
 4/30/97                         0.0657                       0.0672
 5/30/97                         0.065                        0.0666
 6/30/97                         0.0638                       0.065
 7/31/97                         0.059                        0.0601
 8/29/97                         0.0622                       0.0634
 9/30/97                         0.0599                       0.061
10/31/97                         0.0571                       0.0583
11/28/97                         0.0584                       0.0587
12/31/97                         0.0571                       0.0574
 1/30/98                         0.0538                       0.0551
 2/27/98                         0.0559                       0.0562
 3/31/98                         0.0562                       0.0565
 4/30/98                         0.0564                       0.0567
 5/29/98                         0.0555                       0.0555
 6/30/98                         0.0547                       0.0545
 7/31/98                         0.055                        0.0549
 8/31/98                         0.048                        0.0498
 9/30/98                         0.0422                       0.0442
10/30/98                         0.0423                       0.0461
11/30/98                         0.0448                       0.0471
12/31/98                         0.0454                       0.0465
 1/29/99                         0.0455                       0.0465
 2/26/99                         0.0522                       0.0529
 3/31/99                         0.051                        0.0524
 4/30/99                         0.0521                       0.0535
 5/31/99                         0.0558                       0.0562
 6/30/99                         0.0565                       0.0578
 7/30/99                         0.0579                       0.059
 8/31/99                         0.0587                       0.0597
 9/30/99                         0.0575                       0.0588
10/29/99                         0.0595                       0.0602
11/30/99                         0.0611                       0.0619
12/31/99                         0.0634                       0.0644
 1/31/00                         0.0668                       0.0667
 2/29/00                         0.066                        0.0641
 3/31/00                         0.0631                       0.06
 4/28/00                         0.0654                       0.0621
 5/31/00                         0.0652                       0.0627
 6/30/00                         0.0618                       0.0603
 7/31/00                         0.0615                       0.0603
 8/31/00                         0.0597                       0.0572


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Source: Bloomberg L.P.


YIELD CURVE
Average yields of AAA securities of seven maturities.


The report period saw the yield curve become inverted, with short-term interest rates higher than long-term interest rates -- the reverse of the normal situation.


                                  [LINE GRAPH]


                                    As of                 As of
Maturity                            9/1/99               8/31/00
3 Month                             0.0494                0.063
6 Month                             0.0519                0.0637
1 Year                              0.0528                0.0621
2 Year                              0.0572                0.0615
5 Year                              0.0586                0.0596
10 Year                             0.0598                0.0572
30 Year                             0.0608                0.0567


This chart shows where yields stood at the beginning of the report period and at the end of the period. For debt securities of comparable quality, those with longer maturities typically pay higher interest rates, because they are assumed to carry higher risk. An inverted yield curve generally means that investors expect rates to fall.

Source: Bloomberg L.P.

SCHWAB

YIELDPLUS FUND(TM)

[PHOTO OF KIM DAIFOTIS]

"We used strategies that allowed the fund to benefit from rising interest rates while maintaining overall credit quality."

Portfolio Manager
Kim Daifotis

KIM DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for management of the fund. Prior to joining the firm in September 1997, he worked for more than 17 years in research and asset management.


TICKER SYMBOLS
INVESTOR SHARES   SWYPX
SELECT SHARES(R)  SWYSX

--------------------------------------------------------------------------------
[BOX GRAPH]
INTEREST RATE
SENSITIVITY 1
LOW MEDIUM HIGH
CREDIT QUALITY 1

HIGH MEDIUM LOW

Investors with investment horizons of one year or more who are seeking an alternative to a money fund or other fixed-income fund may want to consider this fund.

--------------------------------------------------------------------------------

THE FUND SEEKS HIGH CURRENT INCOME WITH MINIMAL CHANGES IN SHARE PRICE.



MANAGER'S PERSPECTIVE

THE FUND PERFORMED WELL IN AN ENVIRONMENT OF RISING SHORT-TERM INTEREST RATES. Although an increase in interest rates tends to cause bond prices to fall, the fund was helped by strong demand for bonds in general and by its investment and duration management strategies. As a result, the fund posted relatively strong performance for its first 11 months. The fund also has attracted new investors, with total assets more than doubling since its debut.

During the report period, the fund's NAV fluctuated within a range of about 1.5%. This was mainly a result of volatile interest rate swings and credit deterioration in the corporate bond market. Some individual issues held by the fund had negative returns for the period, as investor apprehensions about credit quality depressed their prices, more than offsetting their initial yield advantage.

AN EMPHASIS ON VARIABLE-RATE SECURITIES ALLOWED THE FUND TO BENEFIT FROM THE RISING RATES. Variable-rate bonds pay interest at a rate that "resets" periodically. Typically, in a rising rate environment this means that these securities will increase in yield without declining substantially in price.

THE FUND SHORTENED ITS DURATION, A STRATEGY DESIGNED TO REDUCE SENSITIVITY TO INTEREST RATE RISK. Because of the inverted yield curve discussed earlier, this helped the fund in its attempts to minimize share price fluctuations as well as increase its yield.


1 Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund's portfolio as of 8/31/00, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future. Definitions of style box categories: Sensitivity (measured as duration): Low, up to 3.5 years; Medium, more than 3.5 years to less than six years; High, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

SCHWAB YIELDPLUS FUND(TM)

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 8/31/00

This chart compares performance of the fund's Investor Shares with the Lehman Brothers 1-Year U.S. Treasury Bellwether Index. As of the end of the report period, the shares' 30-day SEC yield was 6.91%. 1


                                  [BAR GRAPH]


                         Total Return 1

Investor Shares                       5.44% 2
Lehman 1-Year Treasury Index          3.88% 2
Peer Group Average                     n/a


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the Lehman Brothers 1-Year U.S. Treasury Bellwether Index.


                                  [LINE GRAPH]


                                                          Lehman
                                                          1 Year
                               Investor                  Treasury
                                Shares                     Index
           10/01/99             10000         10000        10000
           10/31/99             10050         10052        10028
           11/30/99             10092         10094        10048
           12/31/99             10148         10151        10070
           01/31/00             10184         10189        10096
           02/29/00             10248         10254        10146
           03/31/00             10295         10303        10194
           04/30/00             10270         10279        10252
           05/31/00             10320         10330        10304
           06/30/00             10420         10421        10381
           07/31/00             10492         10495        10434
           08/31/00             10544         10558        10388

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The index is unmanaged, and you cannot invest in it directly. The fund's share price changes, and when you sell your shares they may be worth more or less than what you paid for them. Keep in mind that past performance isn't an indication of future results.

1 Fund yield and returns reflect expense reductions by the fund's investment adviser (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield and returns would have been lower.

2 Not annualized.

PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 8/31/00

This chart compares performance of the fund's Select Shares with the Lehman Brothers 1-Year U.S. Treasury Bellwether Index. As of the end of the report period, the shares' 30-day SEC yield was 7.07%. 1


                                  [BAR CHART]


               Select Shares      Lehman 1-Year      Peer Group Average
                                  Treasury Index
Total Return 1    5.58% 2         3.88% 2               n/a



PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in the Lehman Brothers 1-Year U.S. Treasury Bellwether Index.


                                  [LINE GRAPH]


                                                     LEHMAN 1-YEAR
                                 SELECT SHARES       TREASURY INDEX
        10/01/99                   50000                    50000
        10/31/99                   50260                    50142
        11/30/99                   50470                    50241
        12/31/99                   50755                    50348
        01/31/00                   50945                    50480
        02/29/00                   51270                    50729
        03/31/00                   51515                    50968
        04/30/00                   51395                    51258
        05/31/00                   51650                    51520
        06/30/00                   52105                    51906
        07/31/00                   52475                    52171
        08/31/00                   52790                    51939


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. The index is unmanaged, and you cannot invest in it directly. The fund's share price changes, and when you sell your shares they may be worth more or less than what you paid for them. Keep in mind that past performance isn't an indication of future results.


1 Fund yield and returns reflect expense reductions by the fund's investment adviser (CSIM) and transfer agent and shareholder services agent (Schwab). Without these reductions, the fund's yield and returns would have been lower.

2 Not annualized.

SCHWAB YIELDPLUS FUND(TM)

TOP 10 HOLDINGS 1 as of 8/31/00

                                                                          PERCENTAGE OF
  SECURITY                                      RATE      MATURITY DATE    INVESTMENTS

1  HUGHES ELECTRONICS CORP.                     7.99%        10/23/00         4.7%

2  FIRST HORIZON ASSET SECURITIES, INC.
   Series 2000-2 Class A6                       7.75%        06/25/30         3.3%

3  CASE CREDIT CORP.                            6.15%        03/01/02         3.2%

4  PAINE WEBBER MORTGAGE ACCEPTANCE CORP.
   Series 2000-1 Class A1                       7.75%        09/25/30         2.8%

5  PNC MORTGAGE SECURITIES CORP.
   Series 1998-1 Class 5A3                      6.48%        02/25/28         2.7%

6  INFINITY BROADCASTING CO.                     6.71%       09/08/00         2.1%

7  RESIDENTIAL FUNDING MORTGAGE
     SECURITIES I TRUST
   Series 1993-S15 Class A6                     6.92%        04/25/08         2.1%

8  COUNTRYWIDE HOME LOANS, INC.
   Series 1999-12 Class A1                      7.50%        11/25/29         2.0%

9  ICI FUNDING CORP. SECURED ASSETS CORP.
   Series 1997-1 Class A8                       7.75%        03/25/28         1.9%

10 ENRON CORP.                                  6.69%        09/07/00         1.9%
----------------------------------------------------------------------------------
  TOTAL                                                                      26.7%


DAILY NAV HISTORY as of 8/31/00

This chart displays the fund's daily NAV history for Investor Shares and Select Shares.


                                  [LINE GRAPH]

          Date                          Investor Shares            Select Shares
        10/01/99                                10                      10
        10/04/99                                10                      10
        10/05/99                                10                      10
        10/06/99                              9.99                    9.99
        10/07/99                                10                      10
        10/08/99                                10                      10
        10/11/99                                10                      10
        10/12/99                                10                      10
        10/13/99                              9.99                    9.99
        10/14/99                              9.99                    9.99
        10/15/99                                10                      10
        10/18/99                                10                      10
        10/19/99                              9.99                    9.99
        10/20/99                              9.99                    9.99
        10/21/99                              9.99                    9.99
        10/22/99                              9.99                    9.99
        10/25/99                              9.99                    9.99
        10/26/99                              9.98                    9.98
        10/27/99                              9.99                    9.99
        10/28/99                                10                      10
        10/29/99                                10                      10
        11/01/99                                10                      10
        11/02/99                                10                      10
        11/03/99                                10                      10
        11/04/99                             10.01                   10.01
        11/05/99                             10.01                   10.01
        11/08/99                             10.01                   10.01
        11/09/99                             10.01                   10.01
        11/10/99                             10.01                   10.01
        11/11/99                                10                      10
        11/12/99                             10.01                   10.01
        11/15/99                             10.01                   10.01
        11/16/99                                10                      10
        11/17/99                                10                      10
        11/18/99                              9.99                    9.99
        11/19/99                              9.99                    9.99
        11/22/99                              9.99                    9.99
        11/23/99                              9.99                    9.99
        11/24/99                              9.99                    9.99
        11/26/99                              9.99                    9.99
        11/29/99                              9.98                    9.98
        11/30/99                              9.99                    9.99
        12/01/99                              9.99                    9.99
        12/02/99                              9.99                    9.99
        12/03/99                                10                      10
        12/06/99                                10                      10
        12/07/99                                10                      10
        12/08/99                                10                      10
        12/09/99                                10                      10
        12/10/99                                10                      10
        12/13/99                                10                      10
        12/14/99                              9.99                    9.99
        12/15/99                              9.99                    9.99
        12/16/99                              9.99                    9.99
        12/17/99                              9.99                    9.98
        12/20/99                              9.98                    9.98
        12/21/99                              9.98                    9.98
        12/22/99                              9.99                    9.98
        12/23/99                              9.99                    9.99
        12/27/99                              9.99                    9.99
        12/28/99                              9.99                    9.99
        12/29/99                                10                      10
        12/30/99                                10                      10
        12/31/99                              9.99                    9.99
        01/03/00                              9.98                    9.98
        01/04/00                              9.99                    9.99
        01/05/00                              9.98                    9.98
        01/06/00                              9.98                    9.98
        01/07/00                              9.99                    9.98
        01/10/00                              9.98                    9.98
        01/11/00                              9.98                    9.98
        01/12/00                              9.98                    9.98
        01/13/00                              9.98                    9.98
        01/14/00                              9.98                    9.98
        01/18/00                              9.98                    9.98
        01/19/00                              9.98                    9.98
        01/20/00                              9.98                    9.98
        01/21/00                              9.98                    9.98
        01/24/00                              9.98                    9.98
        01/25/00                              9.98                    9.98
        01/26/00                              9.98                    9.98
        01/27/00                              9.98                    9.98
        01/28/00                              9.97                    9.97
        01/31/00                              9.97                    9.97
        02/01/00                              9.97                    9.97
        02/02/00                              9.97                    9.97
        02/03/00                              9.97                    9.97
        02/04/00                              9.97                    9.97
        02/07/00                              9.96                    9.96
        02/08/00                              9.97                    9.97
        02/09/00                              9.97                    9.97
        02/10/00                              9.96                    9.96
        02/11/00                              9.97                    9.97
        02/14/00                              9.97                    9.97
        02/15/00                              9.97                    9.97
        02/16/00                              9.97                    9.97
        02/17/00                              9.97                    9.97
        02/18/00                              9.97                    9.97
        02/22/00                              9.98                    9.98
        02/23/00                              9.97                    9.97
        02/24/00                              9.98                    9.98
        02/25/00                              9.98                    9.98
        02/28/00                              9.98                    9.98
        02/29/00                              9.98                    9.98
        03/01/00                              9.98                    9.98
        03/02/00                              9.98                    9.98
        03/03/00                              9.98                    9.98
        03/06/00                              9.98                    9.98
        03/07/00                              9.98                    9.98
        03/08/00                              9.98                    9.98
        03/09/00                              9.98                    9.98
        03/10/00                              9.98                    9.97
        03/13/00                              9.98                    9.98
        03/14/00                              9.98                    9.98
        03/15/00                              9.98                    9.98
        03/16/00                              9.98                    9.98
        03/17/00                              9.98                    9.98
        03/20/00                              9.98                    9.98
        03/21/00                              9.98                    9.98
        03/22/00                              9.98                    9.98
        03/23/00                              9.98                    9.98
        03/24/00                              9.97                    9.97
        03/27/00                              9.97                    9.97
        03/28/00                              9.97                    9.97
        03/29/00                              9.97                    9.97
        03/30/00                              9.97                    9.97
        03/31/00                              9.97                    9.97
        04/03/00                              9.98                    9.98
        04/04/00                              9.98                    9.98
        04/05/00                              9.97                    9.97
        04/06/00                              9.96                    9.96
        04/07/00                              9.96                    9.96
        04/10/00                              9.97                    9.97
        04/11/00                              9.95                    9.95
        04/12/00                              9.94                    9.94
        04/13/00                              9.94                    9.94
        04/14/00                              9.95                    9.94
        04/17/00                              9.93                    9.93
        04/18/00                              9.93                    9.93
        04/19/00                              9.93                    9.93
        04/20/00                              9.92                    9.92
        04/24/00                               9.9                     9.9
        04/25/00                               9.9                     9.9
        04/26/00                              9.91                    9.91
        04/27/00                               9.9                     9.9
        04/28/00                              9.89                    9.89
        05/01/00                              9.89                    9.89
        05/02/00                              9.89                    9.89
        05/03/00                              9.88                    9.88
        05/04/00                              9.87                    9.87
        05/05/00                              9.87                    9.87
        05/08/00                              9.87                    9.87
        05/09/00                              9.87                    9.87
        05/10/00                              9.87                    9.87
        05/11/00                              9.88                    9.87
        05/12/00                              9.88                    9.88
        05/15/00                              9.88                    9.88
        05/16/00                              9.88                    9.88
        05/17/00                              9.87                    9.87
        05/18/00                              9.86                    9.86
        05/19/00                              9.87                    9.87
        05/22/00                              9.87                    9.87
        05/23/00                              9.87                    9.87
        05/24/00                              9.87                    9.87
        05/25/00                              9.88                    9.88
        05/26/00                              9.88                    9.88
        05/30/00                              9.88                    9.88
        05/31/00                              9.88                    9.88
        06/01/00                              9.88                    9.88
        06/02/00                              9.89                    9.89
        06/05/00                              9.89                    9.89
        06/06/00                              9.89                    9.89
        06/07/00                               9.9                     9.9
        06/08/00                              9.89                    9.89
        06/09/00                              9.89                    9.89
        06/12/00                              9.89                    9.89
        06/13/00                               9.9                     9.9
        06/14/00                               9.9                     9.9
        06/15/00                               9.9                     9.9
        06/16/00                               9.9                     9.9
        06/19/00                               9.9                     9.9
        06/20/00                               9.9                     9.9
        06/21/00                               9.9                     9.9
        06/22/00                               9.9                     9.9
        06/23/00                               9.9                     9.9
        06/26/00                               9.9                     9.9
        06/27/00                               9.9                     9.9
        06/28/00                               9.9                     9.9
        06/29/00                              9.91                    9.91
        06/30/00                              9.92                    9.91
        07/03/00                              9.92                    9.92
        07/05/00                              9.92                    9.92
        07/06/00                              9.92                    9.92
        07/07/00                              9.92                    9.92
        07/10/00                              9.92                    9.92
        07/11/00                              9.92                    9.92
        07/12/00                              9.92                    9.92
        07/13/00                              9.92                    9.92
        07/14/00                              9.92                    9.92
        07/17/00                              9.91                    9.91
        07/18/00                              9.92                    9.92
        07/19/00                              9.92                    9.92
        07/20/00                              9.93                    9.92
        07/21/00                              9.92                    9.92
        07/24/00                              9.92                    9.92
        07/25/00                              9.92                    9.92
        07/26/00                              9.92                    9.92
        07/27/00                              9.93                    9.92
        07/28/00                              9.92                    9.92
        07/31/00                              9.93                    9.92
        08/01/00                              9.93                    9.93
        08/02/00                              9.93                    9.93
        08/03/00                              9.93                    9.93
        08/04/00                              9.93                    9.93
        08/07/00                              9.93                    9.93
        08/08/00                              9.93                    9.93
        08/09/00                              9.93                    9.93
        08/10/00                              9.93                    9.93
        08/11/00                              9.93                    9.93
        08/14/00                              9.93                    9.93
        08/15/00                              9.93                    9.92
        08/16/00                              9.93                    9.92
        08/17/00                              9.93                    9.92
        08/18/00                              9.93                    9.92
        08/21/00                              9.93                    9.92
        08/22/00                              9.93                    9.92
        08/23/00                              9.93                    9.93
        08/24/00                              9.93                    9.93
        08/25/00                              9.93                    9.93
        08/28/00                              9.93                    9.92
        08/29/00                              9.92                    9.92
        08/30/00                              9.93                    9.92
        08/31/00                              9.92                    9.92


1 This list is not a recommendation of any security by the adviser.



DIVIDENDS PAID in each fiscal year


                                   [BAR GRAPH]

                    1996 yr         0.7            0.8
                    1997 yr         0.7            0.8
                    1998 yr         0.7            0.8
                    1999 yr         0.7            0.8
                    2000 yr         0.61           0.62


2 Period from the fund's inception on 10/1/99 through 8/31/00.

COMPOSITION OF THE FUND'S PORTFOLIO as of 8/31/00

All figures are shown as a percentage of the fund's investments. Holdings may have changed since the report date.


BY SECURITY TYPE                        BY CREDIT QUALITY 1               BY MATURITY
----------------------------------------------------------------------------------------------------
           [PIE CHART]                         [PIE CHART]                 [PIE CHART]
(1) 44.4%  Corporate Bonds            (1) 39.0%  AAA                  (1) 37.4%  0-6 Months
(2) 39.0%  Collateralized Mortgage    (2) 24.2%  A                    (2) 36.7%  7%7-18 Months
           Obligations                (3) 23.8%  BBB                  (3) 21.4%  19-30 Months
(3) 12.9%  Commercial Paper and       (4) 12.9%  Short-Term Ratings   (4)  4.5%  More than 30 Months
           Other Corporate            (5)  0.1%  Unrated Securities
           Obligations
(4)  3.6%  Preferred Stock - 3.6%
(5)  0.1%  U.S. Government Securities
           and Other Investment
           Companies


FUND FACTS as of 8/31/00

                                                                    PEER GROUP 2
                                                          FUND          AVERAGE
--------------------------------------------------------------------------------
Number of Issues                                             63             150
Yield to Maturity                                          7.62%           6.41%
Weighted Average Rate                                      7.30%           5.98%
Weighted Average Maturity                               0.8 yrs         2.0 yrs
Weighted Average Duration                               0.8 yrs         0.7 yrs
Weighted Average Credit Quality                           AA              AAA


EXPENSE RATIO as of 8/31/00


                                  [BAR CHART]

INVESTOR SHARES     SELECT SHARES(R)    PEER GROUP AVERAGE

0.55% 3                0.40% 3               0.71% 2






1 Based on ratings by Standard & Poor's and Moody's. Where ratings are different, the chart uses the higher rating.

2 Source: Morningstar, Inc. As of 8/31/00, there were 59 funds in the Morningstar Ultrashort Bond Fund category.

3 The actual expense ratio during the report period was 0.01% higher due to certain non-routine expenses.

SCHWAB YIELDPLUS FUND(TRADE MARK) -- FINANCIALS

Financial Tables

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.


Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.



Financial Highlights


                                             10/1/99 1-
 Investor Shares                              8/31/00

 PER-SHARE DATA ($)
--------------------------------------------------------------------------------
 Net asset valueat beginning of period         10.00
--------------------------------------------------------------------------------
 Income from investment operations:
     Net investment income                      0.61
     Net realized and unrealized losses        (0.08)
--------------------------------------------------------------------------------
     Total income from investment operations    0.53
 Less distributions:
     Dividends from net investment income      (0.61)
--------------------------------------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD               9.92
--------------------------------------------------------------------------------
 Total return (%)                               5.44 2
 RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
 Ratio of net operating expenses to
  average net assets                            0.55 3,4
 Expense reductions reflected in above ratio    0.24 3
 Ratio of net investment income to
  average net assets                            6.72 3
 Portfolio turnover rate                          81
 Net assets, end of period ($ x 1,000,000)        53

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.56% if non-routine expenses (proxy fees) had been included.

SEE THE FINANCIAL NOTES, WHICH
ARE INTEGRAL TO THIS INFORMATION.

                                             10/1/99 1-
 Select Shares(REGISTRATION MARK)             8/31/00

 PER-SHARE DATA ($)
--------------------------------------------------------------------------------
 Net asset valueat beginning of period           10.00
--------------------------------------------------------------------------------
 Income from investment operations:
     Net investment income                        0.62
     Net realized and unrealized losses          (0.08)
--------------------------------------------------------------------------------
     Total income from investment operations      0.54
 Less distributions:
     Dividends from net investment income        (0.62)
--------------------------------------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD                 9.92
--------------------------------------------------------------------------------
 Total return (%)                                 5.58 2
 RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
 Ratio of net operating expenses to
  average net assets                              0.40 3,4
 Expense reductions reflected in above ratio      0.24 3
 Ratio of net investment income to
  average net assets                              6.88 3
 Portfolio turnover rate                            81
 Net assets, end of period ($ x 1,000,000)         219

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Would have been 0.41% if non-routine expenses (proxy fees) had been included.

                                                  SEE THE FINANCIAL NOTES, WHICH
                                               ARE INTEGRAL TO THIS INFORMATION.

SCHWAB YIELDPLUS FUND(TRADE MARK) -- FINANCIALS

PORTFOLIO HOLDINGS
As of August 31, 2000.

This table shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

     1    Top ten holding
  [caret] Delayed-delivery security
     *    Collateral for open futures contracts

For fixed-rate obligations, the rate shown is the coupon or discount rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the coupon rate as of the report date, and the maturity shown is the date of the next rate reset(or the demand date, for securities that have a demand date that's later than the reset date).

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 44.4% Corporate Bonds
       Market Value: $127,310 Cost: $126,854

 39.0% Collateralized Mortgage
       Obligations
       Market Value: $111,764 Cost: $111,958

 12.9% Commercial Paper & Other
       Corporate Obligations
       Market Value: $36,956 Cost: $36,956

  3.6% Preferred Stock
       Market Value: $10,180 Cost: $10,267
       0.1% U.S. Government Securities
       & Other Investment Companies
       Market Value: $271 Cost: $271
---------------------------------------------

100.0% Total Investments
       Market Value: $286,481
       Cost: $286,306


SECURITY                                 FACE VALUE        MKT. VALUE
   RATE, MATURITY DATE                   ($ x 1,000)       ($ x 1,000)

--------------------------------------------------------------------------------
       CORPORATE BONDS  44.4% of investments
--------------------------------------------------------------------------------
      FIXED-RATE OBLIGATIONS  21.9%
--------------------------------------------------------------------------------

    3 CASE CREDIT CORP.
         6.15%, 03/01/02                    9,320               9,171
      CEMEX, S.A
         8.63%, 07/18/03                    2,500               2,531
      CIT GROUP, INC
         7.38%, 03/15/03                    5,000               5,008
      COMCAST CORP
         10.25%, 10/15/01                   4,000               4,100
      COMSAT CORP
         8.95%, 05/15/01                    2,000               2,023
      FINOVA CAPITAL CORP
         7.25%, 04/01/01                    3,600               3,599
      GEORGIA-PACIFIC CORP
         9.88%, 11/01/21                    2,500               2,596
      KOREA DEVELOPMENT BANK
         7.90%, 02/01/02                    5,000               5,018
      LEHMAN BROTHERS HOLDINGS, INC.
         6.63%, 12/27/02                    5,000               4,917
      MCI WORLDCOM, INC.
         6.13%, 04/15/02                    5,000               4,914
      PSEG CAPITAL CORP.
         6.94%, 07/02/02                    2,000               1,984
      SKANDINAVISKA ENSKILDA
         6.63%, 03/12/01                    5,000               4,966
      STARWOOD HOTELS & RESORTS WORLDWIDE, INC.
         6.25%, 11/15/00                    5,000               4,981
      TYCO INTERNATIONAL GROUP, S.A.

         6.13%, 06/15/01                    5,000                4,947
      US WEST CAPITAL FUNDING, INC.
         6.13%, 07/15/02                    2,000                1,962
                                                                ------
                                                                62,717

--------------------------------------------------------------------------------
      VARIABLE-RATE OBLIGATIONS   22.5%
--------------------------------------------------------------------------------

      BANKBOSTON CAPITAL III
         7.56%, 09/15/00                    5,000                4,792
      ERP OPERATING L.P.
         7.34%, 11/21/00                    5,000                5,006
      FORENINGSSPARRBANKEN AB
         7.93%, 11/13/00                    5,000                5,007

SEE THE FINANCIAL NOTES, WHICH
ARE INTEGRAL TO THIS INFORMATION.

SECURITY                                 FACE VALUE        MKT. VALUE
   RATE, MATURITY DATE                   ($ x 1,000)       ($ x 1,000)

     1 HUGHES ELECTRONICS CORP.
         7.99%, 10/23/00                    13,350             13,363
      INDIANA MICHIGAN POWER
         7.31%, 12/04/00                     2,500              2,499
      INTERNATIONAL PAPER CO.
         7.67%, 10/09/00                     2,000              2,008
      KIMCO REALTY CORP.
         7.34%, 11/17/00                     5,000              4,991
      KOREA DEVELOPMENT BANK
         7.63%, 10/18/00                     5,000              4,999
      LILLY DEL MAR, INC.
         7.91%, 11/06/00                     5,000              4,961
      RAYONIER, INC
         6.99%, 11/24/00                     5,000              5,000
      SUNTRUST CAPITAL III
         7.46%, 09/15/00                     5,000              4,707
      TXU ELECTRIC CAPITAL IV
         7.51%, 11/01/00                     2,400              2,253
      TYCO INTERNATIONAL GROUP, S.A.
         7.57%, 09/05/00                     5,000              5,007
                                                               ------
                                                               64,593

--------------------------------------------------------------------------------
       COLLATERALIZED MORTGAGE OBLIGATIONS
       39.0% of investments
--------------------------------------------------------------------------------
    * U.S. GOVERNMENT AGENCY SECURITIES  11.0%
--------------------------------------------------------------------------------

      FEDERAL HOME LOAN MORTGAGE CORP.
      SERIES 1350 CLASS H
         7.50%, 03/15/21                    3,737               3,745
      SERIES 1768 CLASS PG
         7.50%, 03/15/22                    5,131               5,165
      SERIES 62 CLASS B
         7.50%, 05/20/24                    5,000               5,003
      FEDERAL NATIONAL MORTGAGE ASSOCIATION
      SERIES 1997-13 CLASS AC
         7.00%, 09/18/20                    3,653               3,633
      SERIES 1993-82 CLASS D
         6.35%, 03/25/19                    4,544               4,475
      SERIES 1996-35 CLASS D
         7.00%, 03/25/23                    5,000               4,971

SECURITY                                 FACE VALUE        MKT. VALUE
   RATE, MATURITY DATE                   ($ x 1,000)       ($ x 1,000)

      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      SERIES 1996-13 CLASS A
         7.00%, 12/16/19                    3,484               3,478
      VENDEE MORTGAGE TRUST
      SERIES 1992-1 CLASS 2E
         7.75%, 03/15/16                    1,083               1,081
                                                                -----
                                                                31,551
      NON-U.S. GOVERNMENT AGENCY SECURITIES                      28.0%
--------------------------------------------------------------------------------

      CITICORP MORTGAGE SECURITIES, INC.
      SERIES 1994-4, CLASS A6
         6.00%, 02/25/09                    5,268               5,126
      SERIES 1994-11 CLASS A7
         6.25%, 08/25/24                    5,425               5,360
      COUNTRYWIDE HOME LOANS, INC.
      SERIES 1997-8 CLASS A2
         6.75%, 01/25/28                    5,090               5,046
    8 SERIES 1999-12 CLASS A1
         7.50%, 11/25/29                    5,666               5,647
   2[caret] FIRST HORIZON ASSET SECURITIES, INC.
      SERIES 2000-2 CLASS A6
         7.75%, 06/25/30                    9,502               9,520
      GE CAPITAL MORTGAGE SERVICES, INC.
      SERIES 1994-15 CLASS A9
         6.00%, 04/25/09                    5,000               4,838
    9 ICI FUNDING CORP. SECURED ASSETS CORP.
      SERIES 1997-1 CLASS A8
         7.75%, 03/25/28                    5,512               5,502
      MORSERV, INC
      SERIES 1996-1 CLASS A4
         7.00%, 11/25/11                    2,869               2,851
    4 PAINE WEBBER MORTGAGE ACCEPTANCE CORP.
      SERIES 2000-1 CLASS A1
         7.75%, 09/25/30                    7,928               7,950
    5 PNC MORTGAGE SECURITIES CORP.
      SERIES 1998-1 CLASS 5A3
         6.48%, 02/25/28                    7,769               7,632

SECURITY                                 FACE VALUE        MKT. VALUE
   RATE, MATURITY DATE                   ($ x 1,000)       ($ x 1,000)

     1 HUGHES ELECTRONICS CORP.
         7.99%, 10/23/00                    13,350             13,363
      INDIANA MICHIGAN POWER
         7.31%, 12/04/00                     2,500              2,499
      INTERNATIONAL PAPER CO.
         7.67%, 10/09/00                     2,000              2,008
      KIMCO REALTY CORP.
         7.34%, 11/17/00                     5,000              4,991
      KOREA DEVELOPMENT BANK
         7.63%, 10/18/00                     5,000              4,999
      LILLY DEL MAR, INC.
         7.91%, 11/06/00                     5,000              4,961
      RAYONIER, INC
         6.99%, 11/24/00                     5,000              5,000
      SUNTRUST CAPITAL III
         7.46%, 09/15/00                     5,000              4,707
      TXU ELECTRIC CAPITAL IV
         7.51%, 11/01/00                     2,400              2,253
      TYCO INTERNATIONAL GROUP, S.A.
         7.57%, 09/05/00                     5,000              5,007
                                                               ------
                                                               64,593

--------------------------------------------------------------------------------
       COLLATERALIZED MORTGAGE OBLIGATIONS
       39.0% of investments
--------------------------------------------------------------------------------
    * U.S. GOVERNMENT AGENCY SECURITIES  11.0%
--------------------------------------------------------------------------------

      FEDERAL HOME LOAN MORTGAGE CORP.
      SERIES 1350 CLASS H
         7.50%, 03/15/21                    3,737               3,745
      SERIES 1768 CLASS PG
         7.50%, 03/15/22                    5,131               5,165
      SERIES 62 CLASS B
         7.50%, 05/20/24                    5,000               5,003
      FEDERAL NATIONAL MORTGAGE ASSOCIATION
      SERIES 1997-13 CLASS AC
         7.00%, 09/18/20                    3,653               3,633
      SERIES 1993-82 CLASS D
         6.35%, 03/25/19                    4,544               4,475
      SERIES 1996-35 CLASS D
         7.00%, 03/25/23                    5,000               4,971

SECURITY                                 FACE VALUE        MKT. VALUE
   RATE, MATURITY DATE                   ($ x 1,000)       ($ x 1,000)

      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      SERIES 1996-13 CLASS A
         7.00%, 12/16/19                    3,484               3,478
      VENDEE MORTGAGE TRUST
      SERIES 1992-1 CLASS 2E
         7.75%, 03/15/16                    1,083               1,081
                                                                -----
                                                                31,551
      NON-U.S. GOVERNMENT AGENCY SECURITIES                      28.0%
--------------------------------------------------------------------------------

      CITICORP MORTGAGE SECURITIES, INC.
      SERIES 1994-4, CLASS A6
         6.00%, 02/25/09                    5,268               5,126
      SERIES 1994-11 CLASS A7
         6.25%, 08/25/24                    5,425               5,360
      COUNTRYWIDE HOME LOANS, INC.
      SERIES 1997-8 CLASS A2
         6.75%, 01/25/28                    5,090               5,046
    8 SERIES 1999-12 CLASS A1
         7.50%, 11/25/29                    5,666               5,647
   2[caret] FIRST HORIZON ASSET SECURITIES, INC.
      SERIES 2000-2 CLASS A6
         7.75%, 06/25/30                    9,502               9,520
      GE CAPITAL MORTGAGE SERVICES, INC.
      SERIES 1994-15 CLASS A9
         6.00%, 04/25/09                    5,000               4,838
    9 ICI FUNDING CORP. SECURED ASSETS CORP.
      SERIES 1997-1 CLASS A8
         7.75%, 03/25/28                    5,512               5,502
      MORSERV, INC
      SERIES 1996-1 CLASS A4
         7.00%, 11/25/11                    2,869               2,851
    4 PAINE WEBBER MORTGAGE ACCEPTANCE CORP.
      SERIES 2000-1 CLASS A1
         7.75%, 09/25/30                    7,928               7,950
    5 PNC MORTGAGE SECURITIES CORP.
      SERIES 1998-1 CLASS 5A3
         6.48%, 02/25/28                    7,769               7,632

      RESIDENTIAL ASSET SECURITIZATION TRUST
      SERIES 1997-A6 CLASS A5
         7.25%, 09/25/12                    3,541               3,528

                                                  SEE THE FINANCIAL NOTES, WHICH
                                               ARE INTEGRAL TO THIS INFORMATION.

SCHWAB YIELDPLUS FUND(TRADE MARK) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of August 31, 2000.

SECURITY                                 FACE VALUE        MKT. VALUE
   RATE, MATURITY DATE                   ($ x 1,000)       ($ x 1,000)

      RESIDENTIAL FUNDING MORTGAGE SECURITIES I TRUST
    7 SERIES 1993-S15 CLASS A6
         6.92%, 04/25/08                    6,000                5,956
      SERIES 1997-S6 CLASS A2
         7.00%, 05/25/12                    3,500                3,480
      SERIES 1997-S7 CLASS A2
         7.50%, 05/25/27                    3,111                3,102
      SAXON MORTGAGE SECURITIES CORP.
      SERIES 1993-2 CLASS A5
         7.50%, 03/25/23                    4,687                4,675
                                                                ------
                                                                80,213

--------------------------------------------------------------------------------
       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  12.9% of investments
--------------------------------------------------------------------------------

      ARROW ELECTRONICS, INC.
         6.74%, 09/13/00                    5,000               4,989
      COMCAST CORP
         6.72%, 09/11/00                    4,000               3,993
   10 ENRON CORP
         6.69%, 09/07/00                    5,500               5,494
    6 INFINITY BROADCASTING CO.
         6.71%, 09/08/00                    6,000               5,992
      INTERNATIONAL PAPER CO.
         6.74%, 09/05/00                    5,000               4,996
      PPL CAPITAL FUNDING, INC.
         6.90%, 09/01/00                    4,000               4,000
         6.76%, 09/06/00                    4,000               3,996
      TRW, INC
         6.82%, 09/07/00                    3,500               3,496
                                                               ------
                                                               36,956

SECURITY                                 FACE VALUE        MKT. VALUE
   RATE, MATURITY DATE                   ($ x 1,000)       ($ x 1,000)

--------------------------------------------------------------------------------
       U.S. GOVERNMENT SECURITIES
       0.0% of investments
--------------------------------------------------------------------------------

    *  U.S. TREASURY BILLS
         6.14%, 12/07/00                       60                  59
                                                                -----
--------------------------------------------------------------------------------
       PREFERRED STOCK  3.6% of investments
--------------------------------------------------------------------------------

      SECURITY AND NUMBER OF SHARES

      CAISSE NATIONAL CREDIT AGRICOLE     203,321               5,143
      CREDIT LYONNAISE CAPITAL SCA        206,761               5,037
                                                                -----
                                                               10,180

--------------------------------------------------------------------------------
       OTHER INVESTMENT COMPANIES
       0.1% of investments
--------------------------------------------------------------------------------

      SECURITY AND NUMBER OF SHARES

      PROVIDENT INSTITUTIONAL FUNDS --
      FED FUNDS PORTFOLIO                 212,048                 212


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.

SEE THE FINANCIAL NOTES, WHICH
ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of August 31, 2000. All numbers x 1,000 except NAV.





ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                $286,481  a
Receivables:
   Fund shares sold                                            1,048
   Interest                                                    2,732
Prepaid expenses                                        +         46
                                                        ------------
TOTAL ASSETS                                                 290,307

LIABILITIES
SEE THE FINANCIAL NOTES, WHICH
ARE INTEGRAL TO THIS INFORMATION.

Payables:
   Fund shares redeemed                                          280
   Dividends to shareholders                                     314
   Investments bought                                         17,495
   Investment adviser and administrator fees                       5
   Transfer agent and shareholder service fees                     5
   Due to brokers for futures                                    156
Accrued expenses                                        +        120
                                                        ------------
TOTAL LIABILITIES                                             18,375


NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                 290,307
TOTAL LIABILITIES                                       -     18,375
--------------------------------------------------------------------------------
NET ASSETS                                                  $271,932

NET ASSETS BY SOURCE
Capital received from investors                              273,318
Net investment income not yet distributed                         24
Net realized capital losses                                   (1,458) b
Net unrealized capital gains                                      48

NET ASSET VALUE (NAV)

                                                            SHARES
SHARE CLASS                     NET ASSETS    (DIVIDE) OUTSTANDING        =        NAV
Investor Shares                    $52,615                   5,301               $9.92
Select Shares(REGISTRATION MARK)  $219,317                  22,101               $9.92

a. The fund's amortized cost for these securities was $286,306. Not counting short-term obligations and government securities, the fund paid $218,320 for securities during the report period, and received $71,426 from securities it sold or that matured. For long-term government securities, the fund paid $47,225 during the report period and received $16,521 for securities it sold or that matured. This includes $12,567 in transactions with other SchwabFunds.(REGISTRATION MARK)



b. These derive from investments and futures. As of the report date, the fund had one hundred open U.S. Treasury note futures contracts due to expire on December 28, 2000, with a contract value of $19,820 and an unrealized loss of $127.

FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO        $286,179
NET UNREALIZED APPRECIATION:
Appreciated securities             $667
Depreciated securities       -      365
                             ----------
                                   $302
DEFERRED CAPITAL LOSSES          $1,585
RECLASSIFICATIONS:
Net investment income not
  yet distributed                   $24
Reclassified as:
  Capital received
  from investors                   ($24)

                                                  SEE THE FINANCIAL NOTES, WHICH
                                               ARE INTEGRAL TO THIS INFORMATION.

SCHWAB YIELDPLUS FUND(TRADE MARK) -- FINANCIALS



Statement of
OPERATIONS
For October 1, 1999 (inception) through August 31, 2000. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------

Interest                                                     $13,145

NET REALIZED LOSSES
--------------------------------------------------------------------------------

Net realized losses on investments sold                       (1,141)
Net realized losses on futures contracts                        (274)
Net realized losses on short sales                               (43)
                                                        ------------
NET REALIZED LOSSES                                           (1,458)

NET UNREALIZED GAINS
--------------------------------------------------------------------------------

Net unrealized gains on investments                              175
Net unrealized losses on futures contracts              +       (127)
                                                        ------------
NET UNREALIZED GAINS                                              48

EXPENSES
--------------------------------------------------------------------------------

Investment adviser and administrator fees                        629  a
Transfer agent and shareholder service fees
   Investor Shares                                                86  b
   Select Shares(REGISTRATION MARK)                              146  b
Trustees' fees                                                     9  c
Custodian and portfolio accounting fees                          137
Organization expenses                                             24
Professional fees                                                 28
Registration fees                                                111
Shareholder reports                                               30
Proxy fees                                                        15
Other expenses                                          +          9
                                                        ------------
Total expenses                                                 1,224
Expense reduction                                       -        435  d
                                                        ------------
NET EXPENSES                                                     789

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                       13,145
NET EXPENSES                                            -        789
                                                        ------------
NET INVESTMENT INCOME                                         12,356
NET REALIZED LOSSES                                           (1,458) e
NET UNREALIZED GAINS                                    +         48  f
                                                        ------------
INCREASE IN NET ASSETS FROM OPERATIONS                       $10,946

a. Calculated as a percentage of average daily net assets: 0.35% of the first $500 million and 0.30% of assets beyond that.


b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% and 0.05% of the assets of each respective class.

c. For the fund's independent trustees only.



d. Reduced by the investment adviser (CSIM). This reduction reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least October 31, 2000, as follows:

                                      % OF AVERAGE
  SHARE CLASS                     DAILY NET ASSETS
--------------------------------------------------------------------------------
   Investor Shares                             0.55
   Select Shares(REGISTRATION MARK)            0.40

e. This limit doesn't include interest, taxes and certain non-routine expenses.

f. These add up to a net loss on investments of $1,410.

SEE THE FINANCIAL NOTES, WHICH
ARE INTEGRAL TO THIS INFORMATION.

Statement of
CHANGES IN NET ASSETS
For the current report period only. Because the fund commenced operations on October 1, 1999, it has no prior report period. All numbers x 1,000.


OPERATIONS
--------------------------------------------------------------------------------

                                        10/1/99-8/31/00
Net investment income                      $12,356
Net realized losses                         (1,458)
Net unrealized gains                  +         48
                                      ------------
INCREASE IN NET ASSETS FROM OPERATIONS      10,946

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------

Dividends from net investment income:
  Investor Shares                            2,321
  Select Shares(REGISTRATION MARK)    +     10,035
                                      ------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME  12,356

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------

                                10/1/99-8/31/00
                            QUANTITY       VALUE
Shares sold:
   Investor Shares             7,107     $70,820
   Select Shares          +   28,482     283,828
                          ----------------------
 TOTAL SHARES SOLD             35,589   $354,648

Shares reinvested
   Investor Shares               199      $1,982
   Select Shares          +      840       8,350
                          ----------------------
TOTAL SHARES REINVESTED        1,039     $10,332

Shares redeemed
   Investor Shares             2,005     $19,925
   Select Shares          +    7,221      71,713
                          ----------------------
TOTAL SHARES REDEEMED          9,226     $91,638  a

NET INCREASE                  27,402    $273,342  b


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------

                                10/1/99-8/31/00
                              SHARES  NET ASSETS
Beginning of period                0          $0
Total increase            +   27,402     271,932  c
                          ----------------------
END OF PERIOD                 27,402    $271,932  d



a. Dollar amounts are net of proceeds received from the 0.25% early withdrawal fee the fund charges on shares sold 90 days or less after buying them:

   CURRENT PERIOD
   Investor Shares                            $12
   Select Shares(REGISTRATION MARK)    +       37
                                       ----------
   TOTAL                                      $49

b. Represents shares sold plus shares reinvested, minus shares redeemed.

c. Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes from the value of transactions in fund shares, minus distributions paid.

d. Includes net investment income not yet distributed in the amount of $24 for the current period.

   Percent of fund shares owned by other SchwabFunds(REGISTRATION MARK) as of the end of the current period:

   SCHWAB MARKETMANAGER PORTFOLIOS (TRADE MARK)
   Growth Portfolio           3.5%
   Balanced Portfolio         1.2%

                                                  SEE THE FINANCIAL NOTES, WHICH

                                               ARE INTEGRAL TO THIS INFORMATION.

FINANCIAL NOTES
-------------------------------------------------------------------------------


FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB INVESTMENTS (THE "TRUST"), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended.

THE FUND OFFERS TWO SHARE CLASSES: Investor Shares and Select
Shares.(REGISTRATION MARK) Shares of each class represent interests in the same portfolio, but each class has its own cost and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

THE TRUST AND ITS FUNDS
-------------------------------------------------------------------------------

This list shows all of the funds included in Schwab Investments. The fund discussed in this report is highlighted.

SCHWAB INVESTMENTS
Organized October 26, 1990
  Schwab 1000 Fund(REGISTRATION MARK)
  Schwab Short-Term Bond Market Index Fund
  Schwab Total Bond Market Index Fund
  Schwab California Short/Intermediate
   Tax-Free Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  SCHWAB YIELDPLUS FUND(TRADE MARK)

FUND OPERATIONS

Most of the fund's investments are described in the sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations are also described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED- DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its value at the time of the transaction. The fund has set aside sufficient investment securities as collateral for securities purchased on a delay-delivery basis.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a future, due to a difference in trading hours or to market conditions that may reduce the liquidity for a future or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ALSO SELL SECURITIES SHORT (SELL SECURITIES IT DOES NOT OWN.) When it does so, the fund also places assets worth at least 100% of the value of the shorted securities into a segregated account, as collateral. If the market value of the shorted securities subsequently falls, the fund can realize a gain. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its Trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER AND/OR SCHWAB. Federal securities law limits the percent age of such "interested persons" who may serve on a trust's board, and the Trust was in compliance with these limitations throughout the report period. The Trust did not pay any of these persons for their service as trustees, but it did pay the independent trustees, as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, the fund may let other SchwabFunds(REGISTRATION MARK) buy and sell fund shares, particularly Schwab MarketManager Portfolios.(TRADE MARK)

The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

   BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities

FINANCIAL NOTES

   of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

   SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, INCLUDING RESTRICTED
   SECURITIES: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

   FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

  SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

IF THE FUND SELLS SECURITIES SHORT, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and the liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues. If the fund bought a bond at a premium (because the market value at the time of purchase was greater than the face value), the fund reduces the income it records from the bond. The reduction is determined by amortizing the amount of the premium from the current date up to maturity. If the bond is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the bond's call date and call price rather than the bond's maturity date and maturity price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the Trust are generally allocated among the funds in proportion to their relative net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities laws.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Report of Independent Accountants

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab YieldPlus Fund(TRADE MARK)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab YieldPlus Fund (one of the portfolios constituting Schwab Investments, hereafter referred to as the "Fund") at August 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period October 1, 1999 (commencement of operations) through August 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
October 2, 2000

PROXY VOTING RESULTS (UNAUDITED)

SHAREHOLDERS OF THE FUND COVERED IN THIS REPORT APPROVED THE PROPOSAL DESCRIBED IN THE MOST RECENT SCHWABFUNDS PROXY SOLICITATION. A special meeting of the shareholders of Schwab Investments was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

                                   FOR            WITHHELD
-------------------------------------------------------------

PROPOSAL 1

ELECTION OF TRUSTEES

Charles R. Schwab              164,731,678       19,977,396
Mariann Byerwalter             164,731,678       19,977,396
Jeremiah H. Chafkin            164,731,678       19,977,396
Donald F. Dorward              164,731,678       19,977,396
William A. Hasler              164,731,678       19,977,396
Robert G. Holmes               164,731,678       19,977,396
Steven L. Scheid               164,731,678       19,977,396
Gerald B. Smith                164,731,678       19,977,396
Donald R. Stephens             164,731,678       19,977,396
Michael W. Wilsey              164,731,678       19,977,396

HOW TO READ THIS REPORT


This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the technical financial terms that are used in this report.

HOW TO READ THIS REPORT Continued

[FINANCIAL HIGHLIGHTS SAMPLE PAGE]

The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.





Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

                       [FINANCIAL HIGHLIGHTS SAMPLE PAGE]
Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

The turnover rate tells you how actively a fund has traded securities. A rate of 100% would be the equivalent of replacing every security in the portfolio over the period of a year.

Consistently high turnover can result in taxable distributions, which can lower after-tax performance -- although this is not a concern if your investment is held in an IRA, 401(k) or other tax-deferred account.

HOW TO READ THIS REPORT Continued


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the report period.


Symbols that may appear in the Portfolio Holdings:

1 Top 10 holding -- shows a fund's 10 largest positions, as measured by market value.

+ Credit-enhanced security -- indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them and may also make a security more liquid.

> Delayed-delivery security -- indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.

- Certificate of participation -- indicates a security that offers "participation" in municipal lease revenues. A certificate of participation typically is associated with a facility that is leased to (and was built for) a municipal entity, and is generally considered somewhat riskier than a general obligation bond.

<   Collateral for open futures contracts -- indicates security the fund has set aside in a separate account to cover possible losses that may result from a futures contract. The fund is not permitted to sell a security while it is pledged as collateral.


With most types of bonds (and other debt obligations), the interest rate is set at the time of issue and doesn't change. However, some types of obligations are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

                        [PORTFOLIO HOLDINGS SAMPLE PAGE]
Table is for illustration only.


This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also what a fund paid for those securities.

During its lifetime, a bond may trade at a premium or a discount to its face value, depending on interest rate trends and other factors. When a bond begins to approach maturity, its market value typically moves closer to its face value.

For all bonds, the report shows the issuer, the rate the security pays and the maturity date. The maturity date is the date when the bond is retired and the issuer returns the money borrowed ("principal" or "face value") to the bondholder.

In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

Most equity and bond funds keep at least a small percentage of assets in high quality, liquid investments, in order to manage their cash flow needs.

In this example, the investment shown is one that seeks to maintain a stable $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).

                            [ASSET BACKED SECURITIES
                              AND OTHER INVESTMENT
                             COMPANIES SAMPLE PAGE]
Table is for illustration only.

HOW TO READ THIS REPORT Continued

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the report period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

The collateral is simultaneously counted as an asset (because the fund held it as of the report date) and as a liability (because it is owned by the institutions that provided it as collateral).

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the report period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

                      [ASSETS AND LIABILITIES SAMPLE PAGE]

Table is for illustration only.


Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

A fund may treat capital losses that are realized after October 31 of a given year as occurring at the beginning of the following fiscal year. This can help avoid certain unintentional tax consequences created by the required timing of dividend payments relative to the fund's fiscal year end.


                         [FEDERAL TAX DATA SAMPLE PAGE]

Table is for illustration only.

The Statement of Operations tells you how much money a fund earned and spent over the course of the report period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the report period.

These represent the change in unrealized gains or losses over the report period.

Covers most activities related to managing a fund's portfolio.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the report period. These figures also appear, in summary form, on the Statement of Changes in Net Assets.


                     [STATEMENT OF OPERATIONS SAMPLE PAGE]

Table is for illustration only.

HOW TO READ THIS REPORT Continued


The Statement of Changes in Net Assets compares a fund's performance during the current report period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

These are the figures for the current report period.

These are the figures for the previous report period.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.



                      [CHANGES IN NET ASSETS SAMPLE PAGE]
Table is for illustration only.

For mutual funds, the number of "shares outstanding" is the number of shares in existence.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET-BACKED SECURITY A bond or other debt security that represents ownership in a pool of debt obligations such as credit card debt.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

AVERAGE RATE The average rate of interest paid annually by the fixed income securities in a fund or portfolio.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money loaned ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CALL An early repayment of a bond's principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

CALL PROTECTION A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COUPON, COUPON RATE The annual rate of interest paid until maturity by the issuer of a fixed-rate debt security.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. See sidebar.

CREDIT RISK The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

DISCOUNT RATE The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.


CREDIT RATINGS
--------------------------------------------------------------------------------
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor's (S&P) or Moody's Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called "junk bonds"). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.


                             [CREDIT RATING CHART]

GLOSSARY Continued

DIVIDEND Money from earnings that is distributed to shareholders as a given amount per share.

DURATION A measure of a bond investment's sensitivity to interest rates. Calculations of duration take into account the investment's yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but typically is more accurate than maturity in determining the effect of interest rate movements on a bond investment's price.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

GENERAL OBLIGATION BOND A municipal bond that is secured by the issuer's full faith and credit, which typically is backed by the power of the issuer to levy taxes.

INTEREST Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

INTEREST RATE RISK The risk that a bond's value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

MARKET RISK Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as "systematic risk."

MATURITY The date a bond is scheduled to be "retired" and its principal amount returned to the bondholder.

MORTGAGE-BACKED SECURITY A bond or other debt security that represents ownership in a pool of mortgage loans.

MUNI, MUNICIPAL BOND, MUNICIPAL SECURITY A bond or other debt security that is issued by a municipality, or is issued by a third party on behalf of a municipality or under its aegis. Municipal bonds are issued to fund civic projects, such as building or improving roads, bridges, schools and other facilities. The interest paid by munis typically is free from regular federal income tax; for taxpayers in a given state who buy bonds issued in their state, the interest may also be free from state and local income taxes. Interest from some munis is subject to the AMT.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES When speaking of a company or mutual fund, indicates all shares currently held by investors.

PREPAYMENT RISK The risk that a mortgage-backed security may be paid off early, typically because the interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

REVENUE BOND A municipal bond that is issued to finance public works and is secured by revenue from a public works project (such as a highway or stadium) rather than the full faith and credit of the issuer.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (6.0% - [.25 x 6%] = 4.5%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the bonds in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

YIELD TO MATURITY The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond's current price and its principal amount, or face value.

NOTES

NOTES

CONTACT SCHWAB

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.


PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.



THE SCHWABFUNDS FAMILY

EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(TM)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio
Schwab MarketManager Portfolios(TM)
   Growth Portfolio
   Balanced Portfolio
   Small Cap Portfolio
   International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.


1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR
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PO Box 7575, San Francisco, CA 94120 - 7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Member SIPC/NYSE.

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